Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Related parties include management, the Board of Directors, close family members and enterprises that are controlled by these individuals as well as certain persons performing similar functions.

Compensation of key management personnel

Key management includes independent directors, the Executive Chairman of the board of directors (the “Chairman”), the Chief Executive Officer (“CEO”), the President and the Chief Financial Officer (“CFO”). The remuneration of members of key management personnel were as follows:

For the year ended December 31	2025	2024
	$	$
Management salaries and benefits	1,828,346	1,303,494
Share-based payments	1,743,059	302,191
	3,571,405	1,605,685

In accordance with IAS 24, key management personnel are those having authority and responsibility for planning, directing, and controlling the activities of the Company.